Note 13 - Subsequent Events (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 11, 2019
The 2018 ATM Offering [Member]
Stock Issued During Period, Shares, New Issues	1,429,847		1,429,847
Shares Issued, Price Per Share	$ 3.78		$ 3.78
Proceeds from Issuance of Common Stock	$ 5,410,000		$ 5,410,000
Proceeds from Issuance of Common Stock, Net	$ 5,248,000		$ 5,248,000
Stock Issuance, Percent of Cash Commission to Issuer	3.00%		3.00%
The 2018 ATM Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues					2,733,117
Shares Issued, Price Per Share					$ 2.13
Proceeds from Issuance of Common Stock					$ 5,820,000
Proceeds from Issuance of Common Stock, Net					$ 5,640,000
Stock Issuance, Percent of Cash Commission to Issuer					3.00%
The 2018 Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues			170,261
The 2018 Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues					4,167,502
Shares Issued, Price Per Share					$ 1.90
Proceeds from Issuance of Common Stock, Net					$ 7,930,000